Income Taxes (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Provision [Abstract]
Current Income Tax Expense (Benefit)									$ 27,160,000	$ 7,962,000	$ 34,701,000
Deferred Income Tax Expense (Benefit)									61,932,000	95,327,000	65,078,000
Income Tax Expense (Benefit)	55,088,000	(26,350,000)	29,754,000	30,600,000	30,304,000	29,988,000	8,140,000	34,857,000	89,092,000	103,289,000	99,779,000
Tax Benefit from Stock Options Exercised									200,000	2,500,000	5,000,000
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate									60,897,000	96,331,000	84,896,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate									35.00%	35.00%	35.00%
income tax reconciliation, state, local and foreign income taxes, net of federal income tax benefit									8,142,000	9,491,000	8,494,000
Effective Income Tax Reconciliation, state, local and foreign income taxes, net of federal income tax benefit									4.70%	3.40%	3.50%
Income tax reconciliation, reduction for tax positions settled, net of federal income tax benefit									(2,068,000)	80,000	(1,676,000)
Effective income tax rate reconciliation, reduction for tax positions settled, net of federal income tax benefit									(1.20%)	0.00%	(0.70%)
Income Tax Reconciliation, Tax Settlements									17,136,000	0	7,000,000
Effective Income Tax Rate Reconciliation, Tax Settlements									9.80%	0.00%	2.90%
Income Tax Reconciliation, Other Adjustments									4,985,000	(2,613,000)	1,065,000
Effective Income Tax Rate Reconciliation, Other Adjustments									2.90%	(0.90%)	0.40%
Effective Income Tax Rate, Continuing Operations									51.20%	37.50%	41.10%
Income Taxes Paid									12,000,000	44,100,000	6,400,000
Deferred Tax Assets, Valuation Allowance	24,159,000				21,037,000				24,159,000	21,037,000
Unrecognized Tax Benefits	$ 14,822,000				$ 14,216,000				$ 14,822,000	$ 14,216,000	$ 17,091,000	$ 18,034,000